1
The Gabelli Global Mini Mites Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 91.8%
Aerospace and Defense  — 0.5%
2,500 Avio SpA .................................................. $ 31,507
1,000 CPI Aerostructures Inc.† ........................... 2,750
34,257
Agriculture  — 1.5%
2,000 Limoneira Co. ........................................... 32,340
25,000 S&W Seed Co.† ....................................... 64,750
97,090
Automotive: Parts and Accessories  — 7.5%
4,000 Garrett Motion Inc.† ................................. 29,480
12,200 Modine Manufacturing Co.† ...................... 138,226
300 Motorcar Parts of America Inc.† ............... 5,850
1,000 Smart Eye AB† ......................................... 21,475
5,000 Strattec Security Corp.† ............................ 194,500
8,000 Uni-Select Inc.† ........................................ 112,048
501,579
Broadcasting  — 3.1%
8,000 Beasley Broadcast Group Inc., Cl. A† ........ 21,280
12,000 Corus Entertainment Inc., Cl. B ................. 53,813
10,000 Townsquare Media Inc., Cl. A† .................. 130,700
205,793
Building and Construction  — 1.9%
7,000 Armstrong Flooring Inc.† .......................... 21,910
4,000 Gencor Industries Inc.† ............................ 44,400
1,925 Neinor Homes SA ..................................... 25,732
300 The Monarch Cement Co. ......................... 32,790
124,832
Business Services  — 3.4%
1,500 AssetCo plc† ............................................ 34,359
20,000 B Intressenter AB† ................................... 457
1,500 Diebold Nixdorf Inc.† ................................ 15,165
4,000 eWork Group AB ...................................... 50,809
6,500 Marin Software Inc.† ................................ 59,280
1,500 MIND Technology Inc.† ............................ 2,820
3,000 MoneyGram International Inc.† ................. 24,060
2,500 Team Inc.† ............................................... 7,525
50,102 Trans-Lux Corp.† ...................................... 21,045
200 TravelCenters of America Inc.† .................. 9,958
225,478
Computer Software and Services  — 3.1%
8,000 Alithya Group Inc., Cl. A† .......................... 20,800
1,200 Asetek A/S† ............................................. 4,352
4,600 Daktronics Inc.† ....................................... 24,978
9,000 GTY Technology Holdings Inc.† ................ 67,680
70,000 Pacific Online Ltd. .................................... 13,398
800 Rubicon Technology Inc.† ......................... 8,160
3,000 Steel Connect Inc.† .................................. 6,090
Shares
Market
Value
20,000 ZetaDisplay AB† ....................................... $ 60,998
206,456
Consumer Products  — 8.0%
12,000 Aspen Group Inc.† ................................... 66,840
2,700 CompX International Inc. .......................... 56,106
6,000 Dorel Industries Inc., Cl. B† ...................... 51,729
20,000 Goodbaby International Holdings Ltd.† ..... 3,032
3,724 HG Holdings Inc.† .................................... 34,354
8,000 Landec Corp.† .......................................... 73,760
2,000 Lifetime Brands Inc. ................................. 36,380
4,500 Marine Products Corp. .............................. 56,295
1,600 Nobility Homes Inc. .................................. 56,800
2,500 Oil-Dri Corp. of America ............................ 87,500
71,000 Playmates Holdings Ltd. ........................... 7,296
530,092
Diversified Industrial  — 14.1%
5,500 Ampco-Pittsburgh Corp.† ......................... 25,850
26,500 Commercial Vehicle Group Inc.† ............... 250,690
2,500 Core Molding Technologies Inc.† .............. 28,775
31,000 Fluence Corp. Ltd.† .................................. 4,034
4,000 Graham Corp. ........................................... 49,600
28,000 INNOVATE Corp.† ..................................... 114,800
12,604 Intevac Inc.† ............................................ 60,247
5,500 Myers Industries Inc. ................................ 107,635
3,500 Park-Ohio Holdings Corp. ......................... 89,320
11,114 Synalloy Corp.† ........................................ 120,031
7,000 Tredegar Corp. ......................................... 85,260
936,242
Electronics  — 3.7%
20,000 Bel Fuse Inc., Cl. B ................................... 248,600
Energy and Utilities  — 2.4%
9,300 Capstone Green Energy Corp.† ................. 44,733
800 Consolidated Water Co. Ltd. ...................... 9,120
13,000 Trecora Resources† .................................. 106,340
160,193
Entertainment  — 3.6%
600 Du-Art Film Laboratories Inc.† .................. 24,006
4,200 Engine Media Holdings Inc.† ..................... 17,243
6,000 GAN Ltd.† ................................................ 89,220
2,000 Inspired Entertainment Inc.† ..................... 23,400
6,600 Reading International Inc., Cl. A† .............. 33,396
100,000 Sportech plc† ........................................... 49,854
100 Xilam Animation SA† ................................ 4,639
241,758
Equipment and Supplies  — 1.3%
3,500 The Eastern Co. ........................................ 88,060
Financial Services  — 3.4%
8,000 GAM Holding AG† .................................... 14,593

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
7,500 Steel Partners Holdings LP† ..................... $ 213,188
227,781
Food and Beverage  — 4.1%
400 Corby Spirit and Wine Ltd., Cl. A ............... 5,707
20,000 Farmer Brothers Co.† ............................... 168,200
1,600 Nathan's Famous Inc. ............................... 97,872
271,779
Health Care  — 6.4%
40,000 Achaogen Inc.†(a) .................................... 0
500 Cutera Inc.† ............................................. 23,300
1,500 Electromed Inc.† ...................................... 16,230
5,500 IntriCon Corp.† ........................................ 99,880
4,370 IRRAS AB† .............................................. 2,428
8,500 Neuronetics Inc.† ..................................... 55,760
4,000 Oncimmune Holdings plc† ........................ 9,567
1,750 Option Care Health Inc.† ........................... 42,455
33,000 Paratek Pharmaceuticals Inc.† .................. 160,380
4,000 Surgalign Holdings Inc.† .......................... 4,360
1,300 Tristel plc ................................................. 10,597
424,957
Hotels and Gaming  — 4.0%
3,777 Canterbury Park Holding Corp.† ................ 62,660
30,100 Dover Motorsports Inc. ............................ 72,842
5,000 Full House Resorts Inc.† ........................... 53,050
500 Genius Sports Ltd.† .................................. 9,330
14,000 LeoVegas AB ............................................ 54,757
700 The Marcus Corp.† ................................... 12,215
264,854
Machinery  — 7.8%
100 Astec Industries Inc. ................................. 5,381
6,000 CFT SpA† ................................................. 31,970
15,800 L.B. Foster Co., Cl. A† ............................... 244,742
13,000 The L.S. Starrett Co., Cl. A† ...................... 162,370
6,700 Twin Disc Inc.† ......................................... 71,422
515,885
Metals and Mining  — 0.8%
30,000 Sierra Metals Inc.† ................................... 54,000
Real Estate  — 4.6%
6,500 Atrium European Real Estate Ltd. .............. 23,604
65,000 Corem Property Group AB, Cl. B ............... 172,256
1,000 Indus Realty Trust Inc., REIT ..................... 70,100
20,000 Trinity Place Holdings Inc.† ...................... 39,200
305,160
Retail  — 4.8%
20,000 Cervus Equipment Corp. ........................... 306,648
300 RumbleON Inc., Cl. B† .............................. 11,694
318,342
Shares
Market
Value
Specialty Chemicals  — 1.6%
8,000 Treatt plc .................................................. $ 109,409
Telecommunications  — 0.1%
700 Bittium Oyj ............................................... 4,784
200 Communications Systems Inc.† ................ 1,730
6,514
Wireless Telecommunications Services  — 0.1%
22,877 NII Holdings Inc., Escrow† ....................... 6,863
TOTAL COMMON STOCKS .................. 6,105,974
CONVERTIBLE PREFERRED STOCKS  — 0.7%
Automotive: Parts and Accessories  — 0.7%
5,795 Garrett Motion Inc., Ser. A,
11.000% .............................................. 47,809
WARRANTS  — 0.6%
Business Services  — 0.0%
4 Internap Corp., expire 05/08/24†(a) .......... 2,608
Diversified Industrial  — 0.6%
44,000 Ampco-Pittsburgh Corp., expire 08/01/25† 38,040
Energy and Utilities  — 0.0%
693 Weatherford International plc, expire
12/13/23† ............................................. 243
TOTAL WARRANTS .......................... 40,891
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 6.9%
$ 460,000 U.S. Treasury Bills,
0.030% to 0.039%††,
12/02/21 to 12/16/21 ............................ 459,978
TOTAL INVESTMENTS — 100.0%
(Cost $5,972,316) ................................. $ 6,654,652
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 76.8% $ 5,105,833
Europe .............................. 13.4 893,985
Canada .............................. 9.3 621,988
Asia/Pacific ......................... 0.4 23,726
Latin America ....................... 0.1 9,120
100.0% $ 6,654,652